Stock Options (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allocation of stock compensation expense
Total stock-based compensation expense	$ 220	$ 62
Research and development
Allocation of stock compensation expense
Total stock-based compensation expense	192	33
General and administrative
Allocation of stock compensation expense
Total stock-based compensation expense	$ 28	$ 29